EMPLOYEE BENEFITS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EMPLOYEE BENEFITS EXPENSES

	2021	2022	2023
	S$	S$	S$

Wages and salaries	491,015	604,068	849,198
Director’s fee	-	-	89,830
Defined contribution plans	66,792	80,212	117,283
Other short-term benefits	11,245	26,415	40,365
Total	569,052	710,695	1,096,676
Less: Accounted under
“Research expenses” (Note 18)	(400,250)	(500,038)	(642,533)
Total	168,802	210,657	454,143